Quarterly Holdings Report
for
Fidelity® VIP Investment Grade Central Fund
March 31, 2022
VIGC-NPRT1-0522
1.847666.115
Nonconvertible Bonds - 32.1%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
2.55% 12/1/33	4,584,000	4,072,629
3.8% 12/1/57	4,678,000	4,267,927
4.3% 2/15/30	859,000	907,599
4.45% 4/1/24	147,000	151,286
4.75% 5/15/46	4,816,000	5,230,575
Verizon Communications, Inc.:
2.1% 3/22/28	1,835,000	1,710,355
2.55% 3/21/31	1,698,000	1,577,527
3% 3/22/27	397,000	392,362
4.862% 8/21/46	2,282,000	2,618,368
5.012% 4/15/49	89,000	104,185
		21,032,813
Entertainment - 0.7%
Magallanes, Inc.:
3.428% 3/15/24 (b)	1,267,000	1,273,946
3.638% 3/15/25 (b)	694,000	698,217
3.755% 3/15/27 (b)	1,357,000	1,354,530
4.054% 3/15/29 (b)	470,000	472,331
4.279% 3/15/32 (b)	625,000	627,780
5.05% 3/15/42 (b)	736,000	750,742
5.141% 3/15/52 (b)	581,000	594,418
The Walt Disney Co.:
3.8% 3/22/30	7,061,000	7,338,162
4.7% 3/23/50	2,229,000	2,585,051
		15,695,177
Media - 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.4% 4/1/33	1,073,000	1,069,826
4.464% 7/23/22	1,761,000	1,767,456
4.908% 7/23/25	1,184,000	1,227,821
5.25% 4/1/53	1,073,000	1,080,237
5.375% 5/1/47	5,574,000	5,707,169
5.5% 4/1/63	1,073,000	1,079,354
6.484% 10/23/45	842,000	958,519
Comcast Corp.:
3.9% 3/1/38	329,000	338,861
4.65% 7/15/42	779,000	855,944
Discovery Communications LLC:
3.625% 5/15/30	1,066,000	1,035,404
4.65% 5/15/50	2,883,000	2,794,301
Fox Corp.:
4.03% 1/25/24	389,000	397,129
4.709% 1/25/29	563,000	601,053
5.476% 1/25/39	555,000	628,316
5.576% 1/25/49	368,000	427,749
Time Warner Cable LLC:
4.5% 9/15/42	283,000	261,752
5.5% 9/1/41	521,000	540,841
5.875% 11/15/40	460,000	494,366
6.55% 5/1/37	6,199,000	7,129,034
7.3% 7/1/38	1,160,000	1,408,338
		29,803,470
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc.:
3.2% 3/15/27 (b)	1,461,000	1,438,078
3.8% 3/15/32 (b)	1,275,000	1,265,127
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	1,871,000	1,881,937
3.875% 4/15/30	2,705,000	2,715,385
4.375% 4/15/40	404,000	405,714
4.5% 4/15/50	793,000	802,243
		8,508,484
TOTAL COMMUNICATION SERVICES		75,039,944
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.2%
General Motors Financial Co., Inc. 4.25% 5/15/23	638,000	645,767
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (b)	1,757,000	1,759,231
3.125% 5/12/23 (b)	1,531,000	1,541,400
		3,946,398
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	899,000	915,146
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
3.5% 7/1/27	517,000	525,452
3.6% 7/1/30	615,000	626,295
		1,151,747
Leisure Products - 0.1%
Hasbro, Inc. 3% 11/19/24	1,348,000	1,337,170
Specialty Retail - 0.4%
AutoNation, Inc. 4.75% 6/1/30	234,000	243,893
AutoZone, Inc.:
3.625% 4/15/25	350,000	353,716
4% 4/15/30	1,629,000	1,672,206
Lowe's Companies, Inc.:
3.35% 4/1/27	211,000	212,234
3.75% 4/1/32	649,000	656,139
4.25% 4/1/52	2,647,000	2,737,881
4.45% 4/1/62	2,720,000	2,830,398
4.5% 4/15/30	1,170,000	1,251,995
O'Reilly Automotive, Inc. 4.2% 4/1/30	361,000	373,357
		10,331,819
TOTAL CONSUMER DISCRETIONARY		17,682,280
CONSUMER STAPLES - 2.4%
Beverages - 1.4%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	2,842,000	3,048,089
4.9% 2/1/46	3,531,000	3,926,983
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	1,135,000	1,151,266
4.35% 6/1/40	1,082,000	1,125,974
4.5% 6/1/50	1,534,000	1,638,990
4.6% 6/1/60	1,135,000	1,206,333
4.75% 4/15/58	1,764,000	1,912,832
5.45% 1/23/39	1,439,000	1,680,428
5.55% 1/23/49	3,287,000	4,007,759
5.8% 1/23/59 (Reg. S)	3,472,000	4,381,850
Molson Coors Beverage Co.:
3% 7/15/26	2,300,000	2,271,283
5% 5/1/42	4,016,000	4,248,019
The Coca-Cola Co.:
3.375% 3/25/27	1,742,000	1,782,451
3.45% 3/25/30	1,064,000	1,093,632
		33,475,889
Food Products - 0.4%
General Mills, Inc. 2.875% 4/15/30	220,000	211,339
JBS Finance Luxembourg SARL:
2.5% 1/15/27 (b)	4,189,000	3,890,576
3.625% 1/15/32 (b)	320,000	292,800
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (b)	425,000	448,056
JBS U.S.A. Lux SA / JBS Food Co.:
3% 5/15/32 (b)	3,400,000	3,060,034
5.5% 1/15/30 (b)	380,000	388,466
6.5% 4/15/29 (b)	305,000	322,156
		8,613,427
Tobacco - 0.6%
Altria Group, Inc.:
4.25% 8/9/42	1,696,000	1,511,140
4.5% 5/2/43	1,137,000	1,035,139
4.8% 2/14/29	311,000	326,027
5.375% 1/31/44	1,030,000	1,064,591
5.95% 2/14/49	407,000	440,599
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (b)	1,474,000	1,477,470
4.25% 7/21/25 (b)	4,751,000	4,791,814
Reynolds American, Inc.:
4.45% 6/12/25	718,000	733,121
5.7% 8/15/35	373,000	393,546
6.15% 9/15/43	1,227,000	1,297,206
7.25% 6/15/37	909,000	1,063,375
		14,134,028
TOTAL CONSUMER STAPLES		56,223,344
ENERGY - 3.9%
Energy Equipment & Services - 0.0%
Halliburton Co.:
3.8% 11/15/25	18,000	18,382
4.85% 11/15/35	661,000	710,184
		728,566
Oil, Gas & Consumable Fuels - 3.9%
Canadian Natural Resources Ltd.:
3.8% 4/15/24	2,081,000	2,110,249
5.85% 2/1/35	766,000	858,294
Cenovus Energy, Inc. 4.25% 4/15/27	1,963,000	2,025,557
Columbia Pipeline Group, Inc. 4.5% 6/1/25	410,000	423,094
DCP Midstream Operating LP:
3.875% 3/15/23	543,000	543,033
5.6% 4/1/44	376,000	395,086
6.45% 11/3/36 (b)	760,000	875,710
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)	1,086,000	1,115,051
Enbridge, Inc.:
4% 10/1/23	863,000	876,410
4.25% 12/1/26	544,000	563,745
Energy Transfer LP:
3.75% 5/15/30	710,000	698,469
3.9% 5/15/24 (c)	405,000	407,393
4.2% 9/15/23	364,000	368,796
4.25% 3/15/23	312,000	315,398
4.5% 4/15/24	387,000	395,966
4.95% 6/15/28	1,242,000	1,304,396
5% 5/15/50	1,588,000	1,606,800
5.25% 4/15/29	629,000	671,210
5.4% 10/1/47	414,000	433,430
5.8% 6/15/38	692,000	748,604
6% 6/15/48	451,000	499,932
6.25% 4/15/49	432,000	495,710
Enterprise Products Operating LP 3.7% 2/15/26	1,472,000	1,490,847
Exxon Mobil Corp. 3.482% 3/19/30	4,122,000	4,230,302
Hess Corp.:
4.3% 4/1/27	1,500,000	1,539,124
5.6% 2/15/41	3,671,000	4,124,912
7.125% 3/15/33	308,000	380,056
7.3% 8/15/31	411,000	503,352
7.875% 10/1/29	1,346,000	1,666,376
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	521,000	524,649
6.55% 9/15/40	141,000	168,606
Kinder Morgan, Inc. 5.55% 6/1/45	747,000	835,104
MPLX LP:
4.5% 7/15/23	606,000	616,028
4.8% 2/15/29	345,000	367,315
4.875% 12/1/24	839,000	868,920
5.5% 2/15/49	1,036,000	1,147,401
Occidental Petroleum Corp.:
3.2% 8/15/26	186,000	182,745
3.5% 8/15/29	586,000	577,210
4.3% 8/15/39	85,000	80,325
5.55% 3/15/26	1,587,000	1,682,220
6.2% 3/15/40	521,000	578,310
6.45% 9/15/36	1,412,000	1,658,655
6.6% 3/15/46	1,751,000	2,057,425
7.5% 5/1/31	2,356,000	2,874,320
Petroleos Mexicanos:
4.5% 1/23/26	1,632,000	1,588,752
5.95% 1/28/31	1,097,000	1,011,379
6.35% 2/12/48	4,049,000	3,176,441
6.49% 1/23/27	1,175,000	1,190,158
6.5% 3/13/27	1,481,000	1,498,402
6.5% 1/23/29	1,705,000	1,686,057
6.7% 2/16/32	1,810,000	1,719,500
6.75% 9/21/47	3,713,000	2,981,353
6.84% 1/23/30	5,684,000	5,641,370
6.95% 1/28/60	2,417,000	1,957,528
7.69% 1/23/50	4,972,000	4,325,640
Phillips 66 Co.:
3.7% 4/6/23	146,000	148,030
3.85% 4/9/25	188,000	191,811
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	405,000	391,393
3.6% 11/1/24	426,000	427,310
Sabine Pass Liquefaction LLC 4.5% 5/15/30	2,447,000	2,558,993
The Williams Companies, Inc.:
3.5% 11/15/30	2,609,000	2,579,426
3.7% 1/15/23	371,000	373,363
3.9% 1/15/25	373,000	378,256
4.3% 3/4/24	1,671,000	1,708,105
4.5% 11/15/23	537,000	548,168
4.55% 6/24/24	4,091,000	4,202,443
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	312,000	304,268
3.95% 5/15/50	1,007,000	979,198
Valero Energy Corp. 2.85% 4/15/25	72,000	71,138
Western Gas Partners LP:
3.95% 6/1/25	266,000	267,620
4.5% 3/1/28	613,000	625,260
4.65% 7/1/26	2,778,000	2,847,450
4.75% 8/15/28	354,000	365,374
		91,630,721
TOTAL ENERGY		92,359,287
FINANCIALS - 14.7%
Banks - 6.0%
Bank of America Corp.:
2.299% 7/21/32 (c)	4,656,000	4,143,910
3.3% 1/11/23	1,332,000	1,346,758
3.419% 12/20/28 (c)	5,817,000	5,758,215
3.5% 4/19/26	1,541,000	1,560,100
3.864% 7/23/24 (c)	1,340,000	1,355,148
3.95% 4/21/25	1,265,000	1,289,025
4.2% 8/26/24	6,127,000	6,275,912
4.25% 10/22/26	1,307,000	1,345,259
4.45% 3/3/26	465,000	480,897
Barclays PLC:
2.852% 5/7/26 (c)	2,482,000	2,410,695
4.375% 1/12/26	1,908,000	1,947,978
5.088% 6/20/30 (c)	2,253,000	2,337,072
5.2% 5/12/26	1,908,000	1,983,862
BNP Paribas SA 2.219% 6/9/26 (b)(c)	2,313,000	2,199,445
Citigroup, Inc.:
2.7% 10/27/22	3,067,000	3,083,735
3.352% 4/24/25 (c)	1,521,000	1,524,617
3.875% 3/26/25	2,914,000	2,952,277
4.05% 7/30/22	552,000	556,641
4.3% 11/20/26	532,000	547,098
4.412% 3/31/31 (c)	3,258,000	3,382,308
4.45% 9/29/27	5,245,000	5,409,884
4.6% 3/9/26	673,000	697,854
5.5% 9/13/25	1,694,000	1,808,751
Citizens Financial Group, Inc. 2.638% 9/30/32	1,490,000	1,314,309
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(c)	802,000	769,910
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22	2,221,000	2,243,880
Discover Bank 4.2% 8/8/23	874,000	888,659
First Citizens Bank & Trust Co. 3.929% 6/19/24 (c)	512,000	517,173
HSBC Holdings PLC:
4.25% 3/14/24	675,000	684,867
4.95% 3/31/30	437,000	466,718
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)	1,330,000	1,341,492
5.71% 1/15/26 (b)	3,922,000	4,006,511
JPMorgan Chase & Co.:
2.956% 5/13/31 (c)	1,324,000	1,238,862
3.797% 7/23/24 (c)	1,754,000	1,773,961
3.875% 9/10/24	13,419,000	13,706,965
4.125% 12/15/26	4,319,000	4,469,234
4.493% 3/24/31 (c)	3,926,000	4,161,317
NatWest Group PLC:
3.073% 5/22/28 (c)	1,427,000	1,369,752
5.125% 5/28/24	6,295,000	6,490,276
6% 12/19/23	3,200,000	3,336,957
6.1% 6/10/23	4,101,000	4,230,425
6.125% 12/15/22	2,527,000	2,587,434
NatWest Markets PLC 2.375% 5/21/23 (b)	2,667,000	2,652,317
Rabobank Nederland 4.375% 8/4/25	2,285,000	2,322,156
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (c)	1,754,000	1,636,483
Societe Generale:
1.038% 6/18/25 (b)(c)	4,852,000	4,557,342
1.488% 12/14/26 (b)(c)	2,986,000	2,699,429
Synchrony Bank 3% 6/15/22	1,393,000	1,395,369
Wells Fargo & Co.:
2.406% 10/30/25 (c)	1,400,000	1,370,501
3.526% 3/24/28 (c)	2,893,000	2,887,190
4.478% 4/4/31 (c)	4,386,000	4,644,335
5.013% 4/4/51 (c)	6,470,000	7,678,405
Westpac Banking Corp. 4.11% 7/24/34 (c)	1,139,000	1,122,678
		142,962,348
Capital Markets - 3.8%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	1,700,000	1,714,685
4.25% 2/15/24	1,315,000	1,346,986
Ares Capital Corp.:
3.875% 1/15/26	3,822,000	3,749,291
4.2% 6/10/24	2,732,000	2,751,748
Credit Suisse Group AG:
2.593% 9/11/25 (b)(c)	3,245,000	3,134,701
3.75% 3/26/25	1,429,000	1,423,713
3.8% 6/9/23	2,632,000	2,656,133
3.869% 1/12/29 (b)(c)	1,233,000	1,203,204
4.194% 4/1/31 (b)(c)	2,950,000	2,910,205
4.55% 4/17/26	790,000	803,648
Deutsche Bank AG 4.5% 4/1/25	3,669,000	3,682,979
Deutsche Bank AG New York Branch 3.3% 11/16/22	2,856,000	2,875,173
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	2,893,000	2,562,338
3.2% 2/23/23	2,193,000	2,212,494
3.691% 6/5/28 (c)	12,774,000	12,788,654
3.8% 3/15/30	4,751,000	4,782,564
4.25% 10/21/25	696,000	712,874
6.75% 10/1/37	689,000	868,238
Moody's Corp.:
3.25% 1/15/28	732,000	730,830
3.75% 3/24/25	1,557,000	1,582,910
4.875% 2/15/24	687,000	708,268
Morgan Stanley:
3.125% 1/23/23	7,975,000	8,052,269
3.125% 7/27/26	6,737,000	6,678,863
3.622% 4/1/31 (c)	3,078,000	3,061,988
3.625% 1/20/27	3,374,000	3,403,004
3.737% 4/24/24 (c)	1,534,000	1,549,180
4.431% 1/23/30 (c)	1,348,000	1,409,448
4.875% 11/1/22	2,377,000	2,417,373
5% 11/24/25	4,489,000	4,731,946
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)	1,534,000	1,553,481
UBS Group AG:
1.494% 8/10/27 (b)(c)	1,788,000	1,622,954
4.125% 9/24/25 (b)	1,614,000	1,644,137
		91,326,279
Consumer Finance - 2.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	3,388,000	3,199,658
2.45% 10/29/26	1,236,000	1,143,241
2.875% 8/14/24	1,839,000	1,788,485
3% 10/29/28	1,295,000	1,194,232
3.3% 1/30/32	1,385,000	1,248,522
3.5% 1/15/25	2,546,000	2,501,355
4.125% 7/3/23	1,286,000	1,293,654
4.45% 4/3/26	959,000	968,613
4.875% 1/16/24	1,538,000	1,558,777
6.5% 7/15/25	1,112,000	1,177,536
Ally Financial, Inc.:
1.45% 10/2/23	678,000	662,079
3.05% 6/5/23	2,954,000	2,964,784
5.125% 9/30/24	656,000	684,694
5.8% 5/1/25	1,606,000	1,703,512
8% 11/1/31	829,000	1,039,838
Capital One Financial Corp.:
2.6% 5/11/23	2,292,000	2,298,784
2.636% 3/3/26 (c)	1,495,000	1,462,859
3.273% 3/1/30 (c)	1,912,000	1,846,142
3.65% 5/11/27	4,134,000	4,139,096
3.8% 1/31/28	2,165,000	2,178,603
Discover Financial Services:
3.85% 11/21/22	1,546,000	1,564,967
3.95% 11/6/24	873,000	888,464
4.1% 2/9/27	875,000	892,186
4.5% 1/30/26	1,437,000	1,480,437
Ford Motor Credit Co. LLC:
4.063% 11/1/24	5,400,000	5,383,746
5.584% 3/18/24	1,916,000	1,970,663
Synchrony Financial:
2.85% 7/25/22	467,000	468,282
3.95% 12/1/27	2,356,000	2,333,311
4.25% 8/15/24	2,051,000	2,079,615
4.375% 3/19/24	1,677,000	1,708,124
5.15% 3/19/29	2,576,000	2,698,650
Toyota Motor Credit Corp. 2.9% 3/30/23	2,377,000	2,392,637
		58,915,546
Diversified Financial Services - 0.6%
Blackstone Private Credit Fund 4.7% 3/24/25 (b)	3,423,000	3,427,865
Brixmor Operating Partnership LP:
4.05% 7/1/30	1,554,000	1,559,187
4.125% 6/15/26	1,425,000	1,453,697
4.125% 5/15/29	1,549,000	1,588,797
Equitable Holdings, Inc.:
3.9% 4/20/23	208,000	210,795
4.35% 4/20/28	1,304,000	1,331,955
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)	1,871,000	1,914,945
Pine Street Trust I 4.572% 2/15/29 (b)	1,750,000	1,820,494
Pine Street Trust II 5.568% 2/15/49 (b)	1,748,000	1,944,297
		15,252,032
Insurance - 1.8%
AIA Group Ltd.:
3.2% 9/16/40 (b)	1,070,000	949,953
3.375% 4/7/30 (b)	2,257,000	2,244,718
American International Group, Inc.:
2.5% 6/30/25	3,650,000	3,568,652
3.4% 6/30/30	3,650,000	3,640,084
3.75% 7/10/25	2,549,000	2,590,098
Five Corners Funding Trust II 2.85% 5/15/30 (b)	2,929,000	2,775,739
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)	1,255,000	1,330,256
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	1,220,000	1,289,226
4.75% 3/15/39	560,000	614,890
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)	1,782,000	1,594,800
MetLife, Inc. 4.55% 3/23/30	3,527,000	3,846,164
Metropolitan Life Global Funding I 3% 1/10/23 (b)	809,000	816,046
Pacific LifeCorp 5.125% 1/30/43 (b)	1,611,000	1,768,014
SunAmerica, Inc.:
3.5% 4/4/25 (b)	646,000	645,490
3.65% 4/5/27 (b)	921,000	919,711
3.85% 4/5/29 (b)	904,000	903,177
3.9% 4/5/32 (b)	1,076,000	1,074,408
4.35% 4/5/42 (b)	245,000	244,934
4.4% 4/5/52 (b)	724,000	723,877
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	600,000	621,000
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)	1,640,000	1,807,725
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	543,000	553,188
Unum Group:
3.875% 11/5/25	1,491,000	1,501,753
4% 3/15/24	1,819,000	1,844,759
4% 6/15/29	1,353,000	1,382,778
5.75% 8/15/42	2,232,000	2,363,307
		41,614,747
TOTAL FINANCIALS		350,070,952
HEALTH CARE - 1.3%
Health Care Providers & Services - 0.9%
Centene Corp.:
2.45% 7/15/28	3,009,000	2,749,323
2.625% 8/1/31	1,403,000	1,248,670
3.375% 2/15/30	1,564,000	1,471,622
4.25% 12/15/27	1,762,000	1,768,608
4.625% 12/15/29	2,738,000	2,760,150
Cigna Corp.:
3.05% 10/15/27	982,000	973,099
4.375% 10/15/28	1,860,000	1,956,573
4.8% 8/15/38	1,158,000	1,267,599
4.9% 12/15/48	1,157,000	1,296,452
CVS Health Corp.:
3% 8/15/26	192,000	190,428
3.625% 4/1/27	551,000	560,113
4.78% 3/25/38	1,830,000	1,999,894
HCA Holdings, Inc. 4.75% 5/1/23	66,000	67,648
Humana, Inc. 3.7% 3/23/29	827,000	829,730
Sabra Health Care LP 3.2% 12/1/31	2,870,000	2,561,169
Toledo Hospital 5.325% 11/15/28	647,000	692,638
		22,393,716
Pharmaceuticals - 0.4%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	1,338,000	1,360,459
Elanco Animal Health, Inc. 6.4% 8/28/28 (c)	409,000	438,661
Mylan NV 4.55% 4/15/28	1,227,000	1,240,538
Utah Acquisition Sub, Inc. 3.95% 6/15/26	782,000	776,005
Viatris, Inc.:
1.125% 6/22/22	938,000	937,943
1.65% 6/22/25	302,000	281,026
2.7% 6/22/30	1,533,000	1,348,374
3.85% 6/22/40	668,000	577,761
4% 6/22/50	1,153,000	968,608
Zoetis, Inc. 3.25% 2/1/23	506,000	509,497
		8,438,872
TOTAL HEALTH CARE		30,832,588
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.2%
BAE Systems PLC 3.4% 4/15/30 (b)	696,000	685,815
The Boeing Co.:
5.04% 5/1/27	909,000	957,189
5.15% 5/1/30	909,000	969,410
5.705% 5/1/40	920,000	1,028,054
5.805% 5/1/50	920,000	1,062,358
5.93% 5/1/60	908,000	1,048,364
		5,751,190
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	317,000	321,675
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.25% 1/15/23	407,000	407,148
3% 9/15/23	269,000	267,843
3.375% 7/1/25	1,977,000	1,948,504
3.875% 7/3/23	1,712,000	1,729,260
4.25% 2/1/24	1,761,000	1,780,044
4.25% 9/15/24	1,093,000	1,106,180
		7,238,979
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (b)	640,000	637,929
4.25% 4/15/26 (b)	485,000	478,285
4.375% 5/1/26 (b)	1,433,000	1,413,662
5.25% 5/15/24 (b)	1,170,000	1,194,465
		3,724,341
TOTAL INDUSTRIALS		17,036,185
INFORMATION TECHNOLOGY - 1.1%
Electronic Equipment & Components - 0.1%
Dell International LLC/EMC Corp.:
5.85% 7/15/25	397,000	423,731
6.02% 6/15/26	480,000	519,950
6.1% 7/15/27	729,000	800,872
6.2% 7/15/30	631,000	719,119
		2,463,672
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.:
1.95% 2/15/28 (b)	510,000	459,554
2.45% 2/15/31 (b)	4,340,000	3,871,619
2.6% 2/15/33 (b)	4,340,000	3,767,830
3.5% 2/15/41 (b)	3,505,000	3,121,301
3.75% 2/15/51 (b)	1,645,000	1,472,999
		12,693,303
Software - 0.5%
Oracle Corp.:
1.65% 3/25/26	1,992,000	1,857,551
2.3% 3/25/28	3,147,000	2,874,387
2.8% 4/1/27	1,797,000	1,719,932
2.875% 3/25/31	3,303,000	3,011,645
3.6% 4/1/40	1,797,000	1,558,873
		11,022,388
TOTAL INFORMATION TECHNOLOGY		26,179,363
REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	1,278,000	1,412,876
American Homes 4 Rent 3.625% 4/15/32	989,000	964,443
American Homes 4 Rent LP 2.375% 7/15/31	231,000	203,926
Boston Properties, Inc.:
3.25% 1/30/31	1,190,000	1,150,881
4.5% 12/1/28	1,193,000	1,258,228
Corporate Office Properties LP:
2.25% 3/15/26	510,000	485,922
2.75% 4/15/31	373,000	334,847
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	402,000	382,137
3.5% 8/1/26	419,000	417,735
Healthpeak Properties, Inc.:
3.25% 7/15/26	176,000	175,728
3.5% 7/15/29	201,000	200,721
Hudson Pacific Properties LP 4.65% 4/1/29	2,374,000	2,489,226
Invitation Homes Operating Partnership LP 4.15% 4/15/32 (d)	1,453,000	1,483,903
Kimco Realty Corp. 3.375% 10/15/22	249,000	250,097
Kite Realty Group Trust:
4% 3/15/25	1,912,000	1,923,301
4.75% 9/15/30	2,980,000	3,079,698
LXP Industrial Trust (REIT):
2.7% 9/15/30	560,000	516,689
4.4% 6/15/24	442,000	449,670
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	1,610,000	1,404,097
3.375% 2/1/31	1,027,000	940,823
3.625% 10/1/29	1,814,000	1,713,969
4.375% 8/1/23	381,000	386,859
4.5% 1/15/25	821,000	834,526
4.5% 4/1/27	4,967,000	5,065,698
4.75% 1/15/28	1,958,000	1,991,302
4.95% 4/1/24	415,000	424,053
5.25% 1/15/26	1,744,000	1,808,641
Piedmont Operating Partnership LP 2.75% 4/1/32	451,000	401,863
Realty Income Corp.:
2.2% 6/15/28	244,000	225,088
2.85% 12/15/32	301,000	284,374
3.25% 1/15/31	313,000	307,368
3.4% 1/15/28	489,000	487,609
Retail Opportunity Investments Partnership LP:
4% 12/15/24	300,000	300,816
5% 12/15/23	226,000	230,331
Simon Property Group LP 2.45% 9/13/29	499,000	464,992
SITE Centers Corp.:
3.625% 2/1/25	694,000	694,451
4.25% 2/1/26	906,000	916,570
Store Capital Corp.:
2.75% 11/18/30	2,676,000	2,421,454
4.625% 3/15/29	550,000	570,786
Sun Communities Operating LP:
2.3% 11/1/28	512,000	463,859
2.7% 7/15/31	1,323,000	1,193,526
Ventas Realty LP:
3% 1/15/30	2,340,000	2,239,314
3.5% 2/1/25	1,976,000	1,981,332
4% 3/1/28	688,000	702,908
4.125% 1/15/26	478,000	488,900
4.375% 2/1/45	234,000	235,599
4.75% 11/15/30	3,072,000	3,269,189
Vornado Realty LP 2.15% 6/1/26	578,000	540,206
WP Carey, Inc.:
2.4% 2/1/31	1,166,000	1,050,786
3.85% 7/15/29	391,000	395,462
4% 2/1/25	1,644,000	1,678,977
		53,295,756
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP:
3.95% 2/15/23	1,690,000	1,700,987
3.95% 11/15/27	1,415,000	1,416,719
4.1% 10/1/24	1,555,000	1,573,212
4.55% 10/1/29	1,792,000	1,856,170
CBRE Group, Inc. 2.5% 4/1/31	1,708,000	1,543,210
Post Apartment Homes LP 3.375% 12/1/22	121,000	121,405
Tanger Properties LP:
2.75% 9/1/31	1,346,000	1,167,584
3.125% 9/1/26	1,874,000	1,798,998
		11,178,285
TOTAL REAL ESTATE		64,474,041
UTILITIES - 1.4%
Electric Utilities - 0.7%
Alabama Power Co. 3.05% 3/15/32	2,030,000	1,973,806
Cleco Corporate Holdings LLC:
3.375% 9/15/29	1,057,000	1,010,170
3.743% 5/1/26	4,043,000	4,096,705
Duke Energy Corp. 2.45% 6/1/30	854,000	786,845
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	405,000	363,281
2.775% 1/7/32 (b)	1,402,000	1,253,045
Entergy Corp. 2.8% 6/15/30	876,000	821,005
Eversource Energy 2.8% 5/1/23	1,567,000	1,570,339
Exelon Corp.:
2.75% 3/15/27 (b)	449,000	437,492
3.35% 3/15/32 (b)	546,000	532,011
4.05% 4/15/30	534,000	551,214
4.1% 3/15/52 (b)	404,000	410,331
4.7% 4/15/50	238,000	261,746
FirstEnergy Corp. 7.375% 11/15/31	1,645,000	2,028,877
IPALCO Enterprises, Inc. 3.7% 9/1/24	662,000	663,715
		16,760,582
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (b)	525,873	599,923
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP 3.55% 6/15/26	580,000	579,403
The AES Corp.:
3.3% 7/15/25 (b)	2,635,000	2,585,199
3.95% 7/15/30 (b)	2,298,000	2,276,529
		5,441,131
Multi-Utilities - 0.4%
Berkshire Hathaway Energy Co. 4.05% 4/15/25	3,813,000	3,930,440
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	242,000	241,210
NiSource, Inc. 2.95% 9/1/29	2,624,000	2,500,555
Puget Energy, Inc.:
4.1% 6/15/30	1,032,000	1,030,026
4.224% 3/15/32	1,875,000	1,878,773
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 2.6189% 5/15/67 (c)(e)	437,000	370,576
		9,951,580
TOTAL UTILITIES		32,753,216
TOTAL NONCONVERTIBLE BONDS (Cost $766,340,411)		762,651,200

U.S. Treasury Obligations - 38.8%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.125% 5/15/40	12,353,900	9,734,487
1.75% 8/15/41	43,542,800	37,739,361
1.875% 11/15/51	21,856,800	19,172,512
2% 11/15/41	16,500,000	14,929,922
2% 8/15/51	108,411,200	97,807,230
2.25% 2/15/52	29,900,000	28,675,969
3% 2/15/47	25,251,500	27,170,022
U.S. Treasury Notes:
0.125% 8/15/23	35,017,700	34,097,118
0.125% 8/31/23	35,211,900	34,257,327
0.25% 7/31/25	83,520,600	77,432,732
0.375% 12/31/25	17,431,400	16,096,128
0.75% 3/31/26	52,072,200	48,559,360
0.75% 4/30/26	41,407,700	38,567,391
0.75% 8/31/26	15,336,200	14,214,141
1.125% 10/31/26	18,403,400	17,310,698
1.125% 8/31/28	38,104,900	35,107,116
1.125% 2/15/31 (f)	73,821,600	66,655,714
1.25% 5/31/28	118,957,700	110,746,831
1.375% 11/15/31 (g)	26,562,900	24,371,461
1.625% 9/30/26	31,567,200	30,394,528
1.75% 1/31/29	24,900,000	23,841,750
1.875% 2/28/27 (f)	10,000,000	9,732,031
1.875% 2/15/32 (f)	40,000,000	38,400,000
2.25% 4/30/24	17,808,000	17,760,698
2.5% 1/31/24	23,709,700	23,789,350
2.5% 3/31/27	25,000,000	25,054,688
TOTAL U.S. TREASURY OBLIGATIONS (Cost $992,076,336)		921,618,565

U.S. Government Agency - Mortgage Securities - 18.0%
	Principal Amount (a)	Value ($)
Fannie Mae - 4.7%
12 month U.S. LIBOR + 1.480% 1.855% 7/1/34 (c)(e)	2,255	2,342
12 month U.S. LIBOR + 1.550% 1.803% 6/1/36 (c)(e)	2,324	2,426
12 month U.S. LIBOR + 1.630% 1.95% 11/1/36 (c)(e)	30,692	31,972
12 month U.S. LIBOR + 1.700% 1.968% 6/1/42 (c)(e)	18,215	19,018
12 month U.S. LIBOR + 1.730% 2.062% 5/1/36 (c)(e)	17,995	18,869
12 month U.S. LIBOR + 1.750% 2.082% 7/1/35 (c)(e)	2,073	2,156
12 month U.S. LIBOR + 1.780% 2.163% 2/1/36 (c)(e)	11,981	12,479
12 month U.S. LIBOR + 1.800% 2.05% 7/1/41 (c)(e)	12,108	12,689
12 month U.S. LIBOR + 1.810% 2.068% 7/1/41 (c)(e)	16,218	17,065
12 month U.S. LIBOR + 1.810% 2.068% 9/1/41 (c)(e)	6,361	6,673
12 month U.S. LIBOR + 1.820% 2.195% 12/1/35 (c)(e)	7,276	7,606
12 month U.S. LIBOR + 1.830% 2.08% 10/1/41 (c)(e)	5,840	5,947
12 month U.S. LIBOR + 1.950% 2.202% 7/1/37 (c)(e)	5,075	5,363
12 month U.S. LIBOR + 1.950% 2.246% 9/1/36 (c)(e)	15,176	15,724
6 month U.S. LIBOR + 1.310% 1.438% 5/1/34 (c)(e)	12,724	13,085
6 month U.S. LIBOR + 1.420% 1.571% 9/1/33 (c)(e)	19,407	19,892
6 month U.S. LIBOR + 1.550% 1.747% 10/1/33 (c)(e)	1,411	1,460
6 month U.S. LIBOR + 1.560% 1.815% 7/1/35 (c)(e)	2,123	2,206
U.S. TREASURY 1 YEAR INDEX + 1.940% 1.87% 10/1/33 (c)(e)	24,026	25,059
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.333% 3/1/35 (c)(e)	1,777	1,854
U.S. TREASURY 1 YEAR INDEX + 2.220% 2.338% 8/1/36 (c)(e)	50,145	52,483
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.409% 10/1/33 (c)(e)	3,783	3,944
U.S. TREASURY 1 YEAR INDEX + 2.420% 2.538% 5/1/35 (c)(e)	5,660	5,911
1.5% 11/1/41 to 11/1/51	2,322,016	2,100,043
2% 7/1/50 to 2/1/52	28,987,286	26,976,758
2.5% 7/1/31 to 3/1/52	26,375,928	25,429,086
3% 8/1/32 to 7/1/50	18,245,119	18,178,570
3.5% 8/1/37 to 1/1/52	17,238,566	17,460,020
4% 7/1/39 to 11/1/49	11,048,862	11,422,266
4.5% to 4.5% 5/1/25 to 9/1/49	7,154,520	7,525,474
5% 3/1/23 to 5/1/44	309,757	330,868
6% 10/1/34 to 1/1/42	1,148,363	1,266,161
6.5% 12/1/23 to 8/1/36	212,676	234,797
7% to 7% 11/1/23 to 2/1/32	34,626	37,120
7.5% to 7.5% 9/1/22 to 11/1/31	42,218	46,100
8.5% 6/1/25	123	131
TOTAL FANNIE MAE		111,293,617
Freddie Mac - 3.7%
12 month U.S. LIBOR + 1.370% 1.646% 3/1/36 (c)(e)	16,693	17,213
12 month U.S. LIBOR + 1.880% 2.13% 4/1/41 (c)(e)	2,269	2,391
12 month U.S. LIBOR + 1.880% 2.13% 9/1/41 (c)(e)	9,066	9,470
12 month U.S. LIBOR + 1.910% 2.16% 5/1/41 (c)(e)	18,927	19,942
12 month U.S. LIBOR + 1.910% 2.16% 6/1/41 (c)(e)	24,672	25,980
12 month U.S. LIBOR + 1.910% 2.16% 6/1/41 (c)(e)	6,429	6,764
12 month U.S. LIBOR + 1.910% 2.197% 5/1/41 (c)(e)	18,012	18,997
12 month U.S. LIBOR + 2.030% 2.281% 3/1/33 (c)(e)	272	282
12 month U.S. LIBOR + 2.160% 2.41% 11/1/35 (c)(e)	4,517	4,716
6 month U.S. LIBOR + 1.650% 1.808% 4/1/35 (c)(e)	16,327	16,987
6 month U.S. LIBOR + 2.680% 2.844% 10/1/35 (c)(e)	3,128	3,293
U.S. TREASURY 1 YEAR INDEX + 2.240% 2.371% 1/1/35 (c)(e)	2,070	2,158
2% 6/1/50 to 2/1/52	21,477,819	19,981,986
2.5% 8/1/32 to 1/1/52	15,606,171	14,985,524
3% 6/1/31 to 6/1/50	8,370,965	8,314,127
3.5% 3/1/32 to 3/1/52	29,587,804	29,930,073
4% 5/1/37 to 6/1/48	7,899,115	8,177,858
4.5% 7/1/25 to 10/1/48	4,924,752	5,216,155
5% 1/1/40 to 6/1/41	401,914	434,078
6% 4/1/32 to 8/1/37	117,186	127,602
7.5% 8/1/26 to 11/1/31	4,430	4,916
8% 4/1/27 to 5/1/27	349	377
8.5% 5/1/27 to 1/1/28	740	800
TOTAL FREDDIE MAC		87,301,689
Ginnie Mae - 4.1%
3% 12/20/42 to 10/20/51	7,926,107	7,888,072
3.5% 12/20/40 to 6/20/50	7,794,035	7,888,272
4% 3/15/40 to 4/20/48	7,510,326	7,777,453
4.5% 5/15/39 to 5/20/41	1,498,081	1,589,682
5% 3/15/39 to 4/20/48	891,273	953,430
6.5% 4/15/35 to 11/15/35	15,885	17,638
7% 1/15/28 to 7/15/32	112,131	121,971
7.5% to 7.5% 10/15/22 to 10/15/28	20,866	22,359
8% 3/15/30 to 9/15/30	2,333	2,587
2% 4/1/52 (d)	4,000,000	3,803,315
2% 4/1/52 (d)	4,000,000	3,803,315
2% 4/1/52 (d)	3,250,000	3,090,194
2% 5/1/52 (d)	4,000,000	3,797,222
2% 5/1/52 (d)	4,350,000	4,129,478
2% 5/1/52 (d)	4,350,000	4,129,478
2% 5/1/52 (d)	3,700,000	3,512,430
2.5% 12/20/51	98,730	95,893
2.5% 4/1/52 (d)	2,750,000	2,667,044
2.5% 4/1/52 (d)	3,700,000	3,588,386
2.5% 4/1/52 (d)	350,000	339,442
2.5% 5/1/52 (d)	9,050,000	8,758,262
2.5% 5/1/52 (d)	3,200,000	3,096,844
2.5% 5/1/52 (d)	3,750,000	3,629,114
3% 4/1/52 (d)	1,500,000	1,482,661
3% 4/1/52 (d)	2,900,000	2,866,478
3% 4/1/52 (d)	2,450,000	2,421,680
3% 5/1/52 (d)	3,900,000	3,844,712
3.5% 4/1/52 (d)	1,400,000	1,408,233
3.5% 4/1/52 (d)	4,950,000	4,979,110
3.5% 4/1/52 (d)	6,600,000	6,638,814
TOTAL GINNIE MAE		98,343,569
Uniform Mortgage Backed Securities - 5.5%
1.5% 4/1/37 (d)	2,700,000	2,560,486
1.5% 4/1/52 (d)	550,000	490,651
1.5% 4/1/52 (d)	8,075,000	7,203,651
1.5% 4/1/52 (d)	900,000	802,884
1.5% 4/1/52 (d)	1,700,000	1,516,558
1.5% 5/1/52 (d)	4,400,000	3,918,335
2% 4/1/37 (d)	1,600,000	1,553,576
2% 4/1/37 (d)	1,300,000	1,262,280
2% 4/1/37 (d)	6,700,000	6,505,598
2% 5/1/37 (d)	5,500,000	5,328,600
2% 5/1/37 (d)	150,000	145,325
2% 4/1/52 (d)	6,150,000	5,708,065
2% 4/1/52 (d)	7,300,000	6,775,426
2% 4/1/52 (d)	6,850,000	6,357,763
2% 4/1/52 (d)	1,900,000	1,763,467
2% 4/1/52 (d)	250,000	232,035
2% 4/1/52 (d)	750,000	696,105
2% 5/1/52 (d)	2,250,000	2,084,537
2% 5/1/52 (d)	2,100,000	1,945,568
2% 5/1/52 (d)	9,200,000	8,523,440
2.5% 4/1/52 (d)	2,700,000	2,576,391
2.5% 4/1/52 (d)	4,100,000	3,912,297
2.5% 4/1/52 (d)	2,625,000	2,504,824
2.5% 4/1/52 (d)	18,900,000	18,034,735
2.5% 5/1/52 (d)	4,200,000	3,999,516
2.5% 5/1/52 (d)	4,000,000	3,809,062
2.5% 6/1/52 (d)	13,600,000	12,926,376
3% 4/1/52 (d)	19,300,000	18,882,336
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		132,019,887
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $441,500,206)		428,958,762

Asset-Backed Securities - 5.9%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	900,196	621,138
Series 2019-1 Class A, 3.844% 5/15/39 (b)	945,281	606,054
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	1,695,481	1,346,138
Class B, 4.458% 10/16/39 (b)	315,410	205,047
Series 2021-1A Class A, 2.95% 11/16/41 (b)	1,988,983	1,646,384
Series 2021-2A Class A, 2.798% 1/15/47 (b)	3,555,026	3,274,612
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 1.3413% 1/15/32 (b)(c)(e)	529,405	525,212
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 1.3713% 10/17/34 (b)(c)(e)	1,280,878	1,267,042
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 1.244% 4/20/34 (b)(c)(e)	3,132,569	3,088,444
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 1.394% 7/20/34 (b)(c)(e)	1,532,085	1,516,910
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/40 (b)	730,652	642,831
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 1.5613% 10/15/32 (b)(c)(e)	1,676,859	1,669,291
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 1.2877% 4/25/34 (b)(c)(e)	1,039,487	1,026,853
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 1.3713% 7/15/34 (b)(c)(e)	1,931,133	1,919,160
Ares LVIII CLO LLC Series 2022-58A Class AR, UNITED STATES 90 DAY AVERAGE S + 1.330% 1.5112% 1/15/35 (b)(c)(e)	2,545,000	2,539,042
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 1.3113% 4/15/34 (b)(c)(e)	2,173,138	2,157,079
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.4913% 4/17/33 (b)(c)(e)	665,897	661,676
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 1.3913% 10/15/36 (b)(c)(e)	1,292,534	1,279,993
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 1.2777% 4/25/34 (b)(c)(e)	2,282,638	2,260,880
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 1.474% 1/20/32 (b)(c)(e)	2,070,385	2,058,074
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME TERM SOFR 3 MONTH INDEX + 1.300% 1.5587% 1/17/35 (b)(c)(e)	2,560,000	2,553,938
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 1.2698% 1/15/35 (b)(c)(e)	1,953,217	1,935,189
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (b)	2,049,990	1,913,914
Class AA, 2.487% 12/16/41 (b)(c)	275,188	262,092
Series 2021-1A Class A, 2.443% 7/15/46 (b)	2,696,390	2,466,133
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.2313% 4/15/29 (b)(c)(e)	1,991,250	1,985,629
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	1,338,014	1,211,923
Class B, 5.095% 4/15/39 (b)	666,261	561,857
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	1,105,103	996,445
Series 2021-1A Class A, 3.474% 1/15/46 (b)	590,829	547,194
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 1.354% 10/20/32 (b)(c)(e)	1,561,530	1,546,472
Series 2022-15A Class A, CME TERM SOFR 3 MONTH INDEX + 1.320% 2.0327% 4/20/35 (b)(c)(e)	2,429,000	2,426,107
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 1.3877% 10/25/34 (b)(c)(e)	1,198,676	1,186,338
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 1.304% 4/20/34 (b)(c)(e)	1,887,884	1,866,659
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 1.424% 10/20/34 (b)(c)(e)	1,944,015	1,924,999
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 1.454% 4/20/34 (b)(c)(e)	2,085,721	2,067,385
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 1.564% 1/20/34 (b)(c)(e)	2,729,841	2,707,754
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	1,775,040	1,780,638
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME TERM SOFR 3 MONTH INDEX + 1.300% 2.204% 4/20/35 (b)(c)(e)	1,361,000	1,357,806
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 1.404% 10/20/34 (b)(c)(e)	1,290,693	1,276,617
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 1.4613% 1/18/32 (b)(c)(e)	1,582,694	1,575,884
Dryden Senior Loan Fund:
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 1.4213% 4/17/33 (b)(c)(e)	1,318,912	1,308,995
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 1.3913% 10/15/35 (b)(c)(e)	1,717,039	1,701,124
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 1.2897% 2/20/35 (b)(c)(e)	1,021,083	1,011,297
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 1.3413% 4/15/31 (b)(c)(e)	885,205	879,382
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 1.3913% 1/15/35 (b)(c)(e)	2,283,000	2,269,003
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 1.4913% 1/15/34 (b)(c)(e)	444,749	441,726
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 1.358% 7/19/34 (b)(c)(e)	1,392,832	1,381,263
Class AR, 3 month U.S. LIBOR + 1.080% 1.5386% 11/16/34 (b)(c)(e)	1,993,704	1,975,583
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 1.7796% 11/20/33 (b)(c)(e)	1,941,561	1,929,820
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	751,163	691,654
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	774,836	691,141
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 1.2485% 10/22/34 (b)(c)(e)	1,367,988	1,353,106
KKR CLO Ltd. Series 2022-41A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.330% 2.0223% 4/15/35 (b)(c)(e)	3,167,000	3,159,516
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 1.4513% 1/15/33 (b)(c)(e)	981,516	976,601
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 1.1789% 1/22/28 (b)(c)(e)	1,343,780	1,340,711
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 1.388% 4/19/34 (b)(c)(e)	2,186,940	2,174,907
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 1.1926% 1/22/35 (b)(c)(e)	2,223,747	2,201,312
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 1.3613% 7/15/34 (b)(c)(e)	1,390,072	1,383,633
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 1.4589% 1/22/31 (b)(c)(e)	573,573	573,311
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 1.394% 10/20/34 (b)(c)(e)	461,006	456,516
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, 3 month U.S. LIBOR + 1.130% 1.2622% 10/25/34 (b)(c)(e)	2,357,478	2,336,961
Magnetite XXI Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 1.274% 4/20/34 (b)(c)(e)	1,823,166	1,805,873
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 1.251% 1/25/35 (b)(c)(e)	5,340,000	5,282,782
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 1.2313% 1/15/34 (b)(c)(e)	1,904,754	1,888,590
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 1.324% 10/20/30 (b)(c)(e)	1,997,385	1,985,852
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 1.7016% 1/25/36 (c)(e)	70,953	70,715
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 1.384% 10/20/34 (b)(c)(e)	760,982	752,746
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	1,452,565	1,368,522
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	1,574,000	1,497,949
Class A2II, 4.008% 12/5/51 (b)	1,406,000	1,303,698
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	1,450,120	1,292,489
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 1.374% 4/20/34 (b)(c)(e)	2,604,698	2,585,371
RR 7 Ltd. Series 2022-7A Class A1AB, 3 month U.S. LIBOR + 1.340% 1.5203% 1/15/37 (b)(c)(e)	2,626,000	2,619,845
Sapphire Aviation Finance Series 2020-1A Class A, 3.228% 3/15/40 (b)	1,503,111	1,356,876
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	1,902,000	1,872,348
1.884% 7/15/50 (b)	733,000	692,283
2.328% 7/15/52 (b)	560,000	531,313
SYMP Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.320% 1.85% 4/23/35 (b)(c)(e)	2,727,000	2,722,361
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 1.3013% 7/15/32 (b)(c)(e)	256,728	254,934
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 1.228% 4/19/34 (b)(c)(e)	2,313,924	2,288,364
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 1.334% 4/20/33 (b)(c)(e)	1,659,375	1,653,856
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 1.3166% 9/25/34 (c)(e)	2,685	2,624
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	1,784,878	1,591,485
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	2,217,900	1,944,768
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 1.524% 7/20/32 (b)(c)(e)	2,009,654	2,000,639
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 1.408% 7/19/34 (b)(c)(e)	1,277,198	1,270,582
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 1.404% 10/20/34 (b)(c)(e)	2,613,900	2,594,097
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 1.3913% 7/16/34 (b)(c)(e)	1,289,773	1,280,436
TOTAL ASSET-BACKED SECURITIES (Cost $143,768,451)		139,211,793

Collateralized Mortgage Obligations - 0.1%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.1%
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	1,337,637	1,324,233
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.1915% 7/20/34 (c)(e)	548	531
TOTAL PRIVATE SPONSOR		1,324,764
U.S. Government Agency - 0.0%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	18,155	19,185
Series 1999-57 Class PH, 6.5% 12/25/29	27,386	28,644
Ginnie Mae guaranteed REMIC pass-thru certificates sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (h)	9,842	9,829
TOTAL U.S. GOVERNMENT AGENCY		57,658
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,391,272)		1,382,422

Commercial Mortgage Securities - 3.3%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.150% 1.452% 1/15/39 (b)(c)(e)	1,415,000	1,403,089
Class B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.550% 1.852% 1/15/39 (b)(c)(e)	267,000	264,282
Class C, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 2.150% 2.452% 1/15/39 (b)(c)(e)	191,000	189,084
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	1,183,000	1,157,632
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	265,000	254,766
Class CNM, 3.7186% 11/5/32 (b)(c)	110,000	103,973
BANK sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61	118,089	120,180
Series 2019-BN21 Class A5, 2.851% 10/17/52	201,824	195,086
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	420,518	437,065
Series 2019-B10 Class A4, 3.717% 3/15/62	389,846	397,394
Series 2018-B8 Class A5, 4.2317% 1/15/52	2,882,896	3,023,121
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.447% 11/15/28 (b)(c)(e)	1,079,000	1,068,190
BX Commercial Mortgage Trust:
floater:
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 1.0861% 10/15/36 (b)(c)(e)	2,648,253	2,596,406
Class B, 1 month U.S. LIBOR + 0.890% 1.2958% 10/15/36 (b)(c)(e)	396,287	383,385
Class C, 1 month U.S. LIBOR + 1.090% 1.4956% 10/15/36 (b)(c)(e)	530,325	509,740
Class D, 1 month U.S. LIBOR + 1.290% 1.6953% 10/15/36 (b)(c)(e)	514,682	494,059
Class E, 1 month U.S. LIBOR + 1.940% 2.3445% 10/15/36 (b)(c)(e)	1,789,733	1,724,011
Series 2022-LP2:
Class A, CME TERM SOFR 1 MONTH INDEX + 1.010% 1.3179% 2/15/39 (b)(c)(e)	3,594,000	3,521,953
Class B, CME TERM SOFR 1 MONTH INDEX + 1.310% 1.6173% 2/15/39 (b)(c)(e)	1,083,000	1,060,638
Class C, CME TERM SOFR 1 MONTH + 1.560% 1.8667% 2/15/39 (b)(c)(e)	1,083,000	1,059,988
Class D, CME TERM SOFR 1 MONTH INDEX + 1.960% 2.2658% 2/15/39 (b)(c)(e)	1,083,000	1,058,573
floater sequential payer Series 2020-FOX Class A, 1 month U.S. LIBOR + 1.000% 1.397% 11/15/32 (b)(c)(e)	1,301,808	1,292,391
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 3.022% 9/15/37 (b)(c)(e)	498,526	423,172
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 2.197% 11/15/35 (b)(c)(e)	412,861	412,612
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.697% 4/15/34 (b)(c)(e)	1,007,281	990,939
Class C, 1 month U.S. LIBOR + 1.600% 1.997% 4/15/34 (b)(c)(e)	665,897	653,393
Class D, 1 month U.S. LIBOR + 1.900% 2.297% 4/15/34 (b)(c)(e)	699,023	682,303
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.477% 10/15/36 (b)(c)(e)	806,653	799,551
Class C, 1 month U.S. LIBOR + 1.250% 1.647% 10/15/36 (b)(c)(e)	1,014,182	1,004,934
Class D, 1 month U.S. LIBOR + 1.450% 1.847% 10/15/36 (b)(c)(e)	1,436,280	1,422,731
Class E, 1 month U.S. LIBOR + 1.800% 2.197% 10/15/36 (b)(c)(e)	2,018,196	1,996,674
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.397% 4/15/34 (b)(c)(e)	1,656,308	1,637,731
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	2,986,767	2,778,086
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.517% 6/15/34 (b)(c)(e)	2,420,175	2,395,811
Class B, 1 month U.S. LIBOR + 1.500% 1.897% 6/15/34 (b)(c)(e)	476,545	469,348
Class C, 1 month U.S. LIBOR + 1.750% 2.147% 6/15/34 (b)(c)(e)	538,358	524,809
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class B, 1 month U.S. LIBOR + 1.900% 2.297% 8/15/36 (b)(c)(e)	331,512	323,041
Class C, 1 month U.S. LIBOR + 2.300% 2.697% 8/15/36 (b)(c)(e)	285,000	276,772
Class D, 1 month U.S. LIBOR + 3.050% 3.447% 8/15/36 (b)(c)(e)	352,500	340,718
COMM Mortgage Trust sequential payer Series 2014-CR18 Class A5, 3.828% 7/15/47	387,699	391,938
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class B, 1 month U.S. LIBOR + 1.230% 1.627% 5/15/36 (b)(c)(e)	1,009,000	998,838
Class C, 1 month U.S. LIBOR + 1.430% 1.827% 5/15/36 (b)(c)(e)	243,000	240,496
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	592,056	563,637
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	1,129,357	1,116,816
Class B, 4.5349% 4/15/36 (b)	347,211	339,786
Class C, 4.782% 4/15/36 (b)(c)	233,110	226,722
Class D, 4.782% 4/15/36 (b)(c)	465,913	443,010
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 1.098% 11/15/38 (b)(c)(e)	3,658,294	3,587,088
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 1.477% 7/15/38 (b)(c)(e)	1,204,586	1,190,214
Class B, 1 month U.S. LIBOR + 1.380% 1.777% 7/15/38 (b)(c)(e)	685,779	676,781
Class C, 1 month U.S. LIBOR + 1.700% 2.097% 7/15/38 (b)(c)(e)	505,887	498,582
Class D, 1 month U.S. LIBOR + 2.250% 2.647% 7/15/38 (b)(c)(e)	1,019,724	1,004,361
GS Mortgage Securities Trust floater Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 1.347% 10/15/36 (b)(c)(e)	1,559,690	1,530,045
Class B, 1 month U.S. LIBOR + 1.150% 1.547% 10/15/36 (b)(c)(e)	241,085	236,022
Class C, 1 month U.S. LIBOR + 1.550% 1.947% 10/15/36 (b)(c)(e)	198,757	193,073
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (b)	223,602	225,771
Class DFX, 5.3503% 7/5/33 (b)	386,779	390,067
Class EFX, 5.5422% 7/5/33 (b)	470,207	469,610
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 1.097% 3/15/38 (b)(c)(e)	2,199,143	2,149,597
Class B, 1 month U.S. LIBOR + 0.880% 1.277% 3/15/38 (b)(c)(e)	530,641	513,371
Class C, 1 month U.S. LIBOR + 1.100% 1.497% 3/15/38 (b)(c)(e)	333,761	322,482
Class D, 1 month U.S. LIBOR + 1.400% 1.797% 3/15/38 (b)(c)(e)	464,311	448,619
Class E, 1 month U.S. LIBOR + 1.750% 2.147% 3/15/38 (b)(c)(e)	405,819	390,073
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 1.647% 8/15/33 (b)(c)(e)	1,071,355	1,064,951
Class C, 1 month U.S. LIBOR + 1.500% 1.897% 8/15/33 (b)(c)(e)	2,580,383	2,557,962
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	2,570,651	2,523,303
Series 2018-H4 Class A4, 4.31% 12/15/51	1,895,246	1,979,638
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (b)(c)	371,442	358,291
Class C, 3.1771% 11/10/36 (b)(c)	356,413	339,365
Prima Capital Ltd. floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 1.6117% 12/15/37 (b)(c)(e)	615,086	607,009
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	959,667	1,081,064
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME TERM SOFR 1 MONTH INDEX + 2.000% 2.3012% 2/15/39 (b)(c)(e)	642,000	637,556
Class C, CME TERM SOFR 1 MONTH INDEX + 2.650% 2.9512% 2/15/39 (b)(c)(e)	334,000	332,426
SREIT Trust floater Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 1.1274% 11/15/38 (b)(c)(e)	2,470,353	2,419,233
Class B, 1 month U.S. LIBOR + 1.070% 1.4764% 11/15/38 (b)(c)(e)	1,414,917	1,382,087
Class C, 1 month U.S. LIBOR + 1.320% 1.7256% 11/15/38 (b)(c)(e)	878,763	855,042
Class D, 1 month U.S. LIBOR + 1.570% 1.9748% 11/15/38 (b)(c)(e)	577,561	559,809
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	1,766,729	1,570,701
Series 2020-LAB Class B, 2.453% 10/10/42 (b)	113,488	100,131
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 1.597% 5/15/31 (b)(c)(e)	1,349,000	1,333,870
sequential payer Series 2015-C26 Class A4, 3.166% 2/15/48	1,026,911	1,020,807
Series 2018-C48 Class A5, 4.302% 1/15/52	850,545	895,769
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $81,625,076)		79,213,644

Municipal Securities - 0.7%
	Principal Amount (a)	Value ($)
California Gen. Oblig. Series 2009:
7.35% 11/1/39	245,000	346,758
7.55% 4/1/39	1,100,000	1,631,132
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	900,000	1,147,060
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	773,818	787,609
5.1% 6/1/33	1,475,000	1,568,526
Series 2010-1, 6.63% 2/1/35	3,770,000	4,230,712
Series 2010-3:
6.725% 4/1/35	2,910,000	3,300,186
7.35% 7/1/35	1,700,000	1,977,000
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,221,000	2,609,996
TOTAL MUNICIPAL SECURITIES (Cost $17,036,050)		17,598,979

Foreign Government and Government Agency Obligations - 0.3%
	Principal Amount (a)	Value ($)
Emirate of Abu Dhabi 3.875% 4/16/50 (b)	1,748,000	1,824,475
Kingdom of Saudi Arabia:
3.25% 10/22/30 (b)	966,000	970,830
4.5% 4/22/60 (b)	736,000	794,880
State of Qatar:
3.4% 4/16/25 (b)	641,000	651,416
4.4% 4/16/50 (b)	2,181,000	2,445,446
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $6,454,310)		6,687,047

Supranational Obligations - 0.1%
	Principal Amount (a)	Value ($)
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $1,808,481)	1,810,000	1,811,417

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
Discover Bank:
3.35% 2/6/23	983,000	992,451
4.682% 8/9/28 (c)	847,000	858,902
Regions Bank 6.45% 6/26/37	2,368,000	2,939,309
TOTAL BANK NOTES (Cost $4,272,280)		4,790,662

Money Market Funds - 13.7%
	Shares	Value ($)
Fidelity Cash Central Fund 0.31% (i)	214,205,412	214,248,253
Fidelity Securities Lending Cash Central Fund 0.31% (i)(j)	111,286,659	111,297,788
TOTAL MONEY MARKET FUNDS (Cost $325,545,647)		325,546,041

TOTAL INVESTMENT IN SECURITIES - 113.2% (Cost $2,781,818,520)	2,689,470,532
NET OTHER ASSETS (LIABILITIES) - (13.2)%	(313,556,867)
NET ASSETS - 100.0%	2,375,913,665

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 4/1/52	(3,700,000)	(3,518,067)
3% 4/1/52	(3,900,000)	(3,854,919)

TOTAL GINNIE MAE		(7,372,986)

Uniform Mortgage Backed Securities
1.5% 4/1/52	(4,400,000)	(3,925,209)
2% 4/1/52	(2,250,000)	(2,088,316)
2% 4/1/52	(9,200,000)	(8,538,894)
2.5% 4/1/52	(4,000,000)	(3,816,875)
2.5% 4/1/52	(13,600,000)	(12,977,376)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(31,346,670)

TOTAL TBA SALE COMMITMENTS (Proceeds $38,807,678)		(38,719,656)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $331,637,807 or 14.0% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security or a portion of the security is on loan at period end.
(g)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $4,257,746.

(h)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	231,714,564	149,277,778	166,744,089	56,179	-	-	214,248,253	0.4%
Fidelity Securities Lending Cash Central Fund 0.31%	25,486,340	163,577,552	77,766,104	12,111	-	-	111,297,788	0.2%
Total	257,200,904	312,855,330	244,510,193	68,290	-	-	325,546,041

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Supranational Obligations and Bank Notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers who make markets in asset backed securities, collateralized mortgage obligations, and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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